Non-financial assets and liabilities - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 1,357	$ 2,045
Additions	158	274
Exchange differences	2	(9)
Disposals	(9)
Depreciation charge	(410)	(953)	$ (1,144)
Depreciation charge	(402)
Ending Balance	1,106	1,357	2,045
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	12,337
Ending Balance	8,755	12,337
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(10,980)
Ending Balance	(7,649)	(10,980)
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	457	1,208
Additions	38	171
Exchange differences	(6)	(104)
Disposals	0
Depreciation charge		(818)
Depreciation charge	(281)
Ending Balance	208	457	1,208
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	6,910
Ending Balance	6,067	6,910
Plant and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(6,453)
Ending Balance	(5,859)	(6,453)
Office Furniture and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	803	692
Additions	0	43
Exchange differences	(8)	113
Disposals	(2)
Depreciation charge		(45)
Depreciation charge	(41)
Ending Balance	752	803	692
Office Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2,074
Ending Balance	2,044	2,074
Office Furniture and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(1,271)
Ending Balance	(1,292)	(1,271)
Computer Hardware and Software
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	97	145
Additions	120	60
Exchange differences	16	(18)
Disposals	(7)
Depreciation charge		(90)
Depreciation charge	(80)
Ending Balance	146	97	$ 145
Computer Hardware and Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	3,353
Ending Balance	644	3,353
Computer Hardware and Software | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(3,256)
Ending Balance	$ (498)	$ (3,256)